Related-party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related-party transactions	Related-party transactions
Information about material related-party transactions of the Rio Tinto Group is set out below.
Subsidiary companies and joint operations
Transactions and balances with subsidiaries are fully eliminated on consolidation, while transactions and balances with joint operations are eliminated to the extent of our interest in the entity. Details of all subsidiary companies are disclosed in the consolidated entity disclosure statement, and information relating to principal joint operations can be found in note 32.
Equity accounted units
Transactions and balances with equity accounted units are summarised below. Purchases, trade and other receivables, and trade and other payables, relate largely to amounts charged by equity accounted units for toll processing of alumina and purchasing of bauxite and aluminium. Sales relate largely to sales of alumina to equity accounted units for smelting into aluminium.

	2025 US$m	2024 US$m	2023 US$m
Income statement items
Purchases from equity accounted units	(1,029)	(874)	(1,163)
Sales to equity accounted units	1,062	684	349
Cash flow statement items
Dividends from equity accounted units	1,070	1,067	610
Net funding of equity accounted units	(669)	(784)	(144)
Balance sheet items
Investments in equity accounted units(a)	5,881	4,837	4,407
Loans to equity accounted units(b)	842	534	–
Loans related to equity accounted units	–	–	100
Trade and other receivables: related to equity accounted units(c)	318	221	189
Trade and other payables: related to equity accounted units	(266)	(209)	(206)
(a)Investments in equity accounted units include quasi-equity loans. Further information about investments in equity accounted units is set out in note 33.
(b)Relates to funding of WCS Rail and Port Holding Entities. In 2024, this also includes the initial amounts advanced as part of the acquisition of these EAUs.
(c)This includes prepayments of tolling charges.
Pension funds
Information relating to pension fund arrangements is set out in note 29.
Directors and key management Details of Directors’ and key management’s remuneration are set out in note 30.